1933 Act/Rule 497(j)


                                December 2, 1998

VIA EDGAR

Securities Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      Phoenix-Aberdeen Series Fund
         Registration No. 333-5039

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on November 20, 1998.


                                             Very truly yours,
                                             /s/ Thomas N. Steenburg
                                             Thomas N. Steenburg, Counsel
                                             Phoenix Investment Partners, Ltd.